DERIVATIVES - Derivative Mark-to-Market (MTM) Receivables/Payables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trading accounts assets
Assets
Derivative receivables	$ 386,851	$ 472,977
Less: Netting agreements to assets	(292,628)	(364,879)
Less: Netting of cash collateral received	(24,447)	(31,137)
Net receivables included on consolidated balance sheet	69,776	76,961
Less: Cash collateral received	(907)	(1,567)
Less: Non-cash collateral received	(5,777)	(7,408)
Total net receivables	63,092	67,986
Liabilities
Does not meet applicable offsetting guidance, assets	10,000	6,000
Trading accounts assets | Over-the-counter
Assets
Less: Netting agreements to assets	(259,000)	(336,000)
Liabilities
Less: Netting agreements to liabilities		(336,000)
Trading accounts assets | Cleared
Assets
Less: Netting agreements to assets	(14,000)	(9,000)
Liabilities
Less: Netting agreements to liabilities		(9,000)
Trading accounts assets | Exchange traded
Assets
Less: Netting agreements to assets	(20,000)	(20,000)
Liabilities
Less: Netting agreements to liabilities		(20,000)
Trading accounts liabilities
Liabilities
Derivative payables	377,450	470,268
Less: Netting agreements to liabilities	(292,628)	(364,879)
Netting of cash collateral paid	(29,306)	(37,432)
Total derivative liabilities	55,516	67,957
Less: Cash collateral paid	(538)	(473)
Less: Non-cash collateral paid	(13,607)	(13,087)
Total net payables	41,371	54,397
Does not meet applicable offsetting guidance, liabilities	11,000	8,000
Trading accounts liabilities | Over-the-counter
Liabilities
Less: Netting agreements to liabilities	(259,000)
Trading accounts liabilities | Cleared
Liabilities
Less: Netting agreements to liabilities	(14,000)
Trading accounts liabilities | Exchange traded
Liabilities
Less: Netting agreements to liabilities	(20,000)
Derivatives instruments designated as ASC 815 hedges | Trading accounts assets
Assets
Derivative receivables	2,633	3,892
Derivatives instruments designated as ASC 815 hedges | Trading accounts liabilities
Liabilities
Derivative payables	1,567	2,522
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts assets
Assets
Derivative receivables	1,289	1,855
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	1,167	1,781
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts assets | Cleared
Assets
Derivative receivables	122	74
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts liabilities
Liabilities
Derivative payables	95	480
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	6	161
Derivatives instruments designated as ASC 815 hedges | Interest rate contracts | Trading accounts liabilities | Cleared
Liabilities
Derivative payables	89	319
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts assets
Assets
Derivative receivables	1,344	2,037
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	1,338	2,037
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts assets | Cleared
Assets
Derivative receivables	6
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts liabilities
Liabilities
Derivative payables	1,472	2,042
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	1,472	2,042
Derivatives instruments designated as ASC 815 hedges | Foreign exchange contracts | Trading accounts liabilities | Cleared
Liabilities
Derivative payables	0
Derivatives not designated in a qualifying hedging relationship | Trading accounts assets
Assets
Derivative receivables	384,218	469,085
Derivatives not designated in a qualifying hedging relationship | Trading accounts liabilities
Liabilities
Derivative payables	375,883	467,746
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets
Assets
Derivative receivables	164,199	239,606
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	152,524	228,519
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Cleared
Assets
Derivative receivables	11,579	11,041
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts assets | Exchange traded
Assets
Derivative receivables	96	46
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities
Liabilities
Derivative payables	149,979	221,931
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	138,114	209,330
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Cleared
Liabilities
Derivative payables	11,821	12,563
Derivatives not designated in a qualifying hedging relationship | Interest rate contracts | Trading accounts liabilities | Exchange traded
Liabilities
Derivative payables	44	38
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets
Assets
Derivative receivables	134,205	154,633
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	133,357	153,791
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Cleared
Assets
Derivative receivables	848	842
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts assets | Exchange traded
Assets
Derivative receivables		0
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities
Liabilities
Derivative payables	133,826	154,024
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	133,548	152,784
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Cleared
Liabilities
Derivative payables	278	1,239
Derivatives not designated in a qualifying hedging relationship | Foreign exchange contracts | Trading accounts liabilities | Exchange traded
Liabilities
Derivative payables		1
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets
Assets
Derivative receivables	45,252	50,519
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	23,452	29,244
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Cleared
Assets
Derivative receivables	19	1
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts assets | Exchange traded
Assets
Derivative receivables	21,781	21,274
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities
Liabilities
Derivative payables	49,684	63,569
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	28,352	41,036
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Cleared
Liabilities
Derivative payables	0	18
Derivatives not designated in a qualifying hedging relationship | Equity contracts | Trading accounts liabilities | Exchange traded
Liabilities
Derivative payables	21,332	22,515
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets
Assets
Derivative receivables	30,344	14,538
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	29,279	13,659
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts assets | Exchange traded
Assets
Derivative receivables	1,065	879
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities
Liabilities
Derivative payables	31,379	18,093
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	29,833	17,076
Derivatives not designated in a qualifying hedging relationship | Commodity and other contract options | Trading accounts liabilities | Exchange traded
Liabilities
Derivative payables	1,546	1,017
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets
Assets
Derivative receivables	10,218	9,789
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Over-the-counter
Assets
Derivative receivables	6,896	7,826
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts assets | Cleared
Assets
Derivative receivables	3,322	1,963
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities
Liabilities
Derivative payables	11,015	10,129
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Over-the-counter
Liabilities
Derivative payables	6,959	7,951
Derivatives not designated in a qualifying hedging relationship | Credit derivatives | Trading accounts liabilities | Cleared
Liabilities
Derivative payables	$ 4,056	$ 2,178